Financial Instruments and Fair Value Measurement (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Quoted Prices in Active Markets for Identical Assets (Level 1)
Non-qualified Supplemental Savings Plan
Assets held in Non-qualified Supplement Savings Plan, at fair value		$ 13,200	$ 14,300	$ 10,500
Equity securities
Available-for-sale securities
Cost		64,462	64,462	68,434
Gross Unrealized Gains		86,986	157,838	237,214
Estimated Fair Value		151,448	222,300	305,648
Equity available-for-sale securities sold, fair value	$ 23,300	$ 0	49,200	214,100	$ 0
Total gross realized gain on such sales of available-for-sale securities	$ 21,400		$ 45,200	$ 153,400